FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in fair value
Total Gain/(Loss)	(35,088)	85,163	31,920
Interest Rate Swaps | Interest Expense
Change in fair value
Total Gain/(Loss)	478	1,125	2,037
Cross Currency Interest Rate Swap | Interest Expense
Change in fair value
Total Gain/(Loss)	(1,306)	(2,963)	(355)
Cross Currency Interest Rate Swap | Foreign Exchange
Change in fair value
Total Gain/(Loss)	19,920	15,118	15,133
Foreign Exchange Swaps | Foreign Exchange
Change in fair value
Total Gain/(Loss)	8,110	947	6,257
Electricity Swaps | Operating Expense
Change in fair value
Total Gain/(Loss)	758	(3,108)	2,756
Equity Swaps | General and Administrative
Change in fair value
Total Gain/(Loss)	5,450	412
Commodity Derivative Instruments
Change in fair value
Total Gain/(Loss)	(68,498)	73,632	6,092
Commodity Derivative Instruments | Oil | Commodity derivative instruments
Change in fair value
Total Gain/(Loss)	(65,504)	70,283	18,733
Commodity Derivative Instruments | Gas | Commodity derivative instruments
Change in fair value
Total Gain/(Loss)	(2,994)	3,349	(12,641)